CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		(Deficit)	Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares		Non-controlling Interest - Exchange LP Units, equity		Non-controlling interest— in operating subsidiaries		Non-controlling interest – Perpetual subordinated notes		Preferred Unitholders Capital	Limited Partner		Limited Partner Partners' capital		Limited Partner (Deficit)		Limited Partner Ownership Changes	Limited Partner Accumulated Other Comprehensive Income		General Partner	General Partner Accumulated Other Comprehensive Income	Non-controlling Interest - Redeemable Partnership Units		Non-controlling Interest - Redeemable Partnership Units Partners' capital	Non-controlling Interest - Redeemable Partnership Units Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2021		$ 26,391			$ 1,369		$ 85	[1]	$ 15,658		$ 0	[2]	$ 1,138	$ 5,702		$ 6,074		$ (2,125)		$ 1,430	$ 323	[3]	$ 31		$ 2,408		$ 2,728
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		1,375			24				968					101				101					240		42
Other comprehensive income (loss)		148			60		2	[1]	(258)					237							237	[3]			107
Comprehensive income		1,523			84		2	[1]	710					338				101			237	[3]	240		149
Unit of issuance	[2]	13												13		13
Partnership distributions	[4]	(1,352)			(160)		(11)	[1]						(660)				(660)					(244)		(277)
Partnership preferred distributions		(66)	[4]		(9)	[4]							(50)	(38)	[4]			(38)	[4]						(19)	[4]
Disposition of subsidiaries	[5]	(494)							(494)
Subsidiary distributions to non-controlling interest		(751)							(751)
Preferred units redeemed	[2]	(243)											(220)	(14)				(14)							(9)
Preferred unit issuance	[2]	293									293
Other items	[2],[3]	240			5		(4)	[1]	197					31		5		79		26	(79)				11
Ending balance at Dec. 31, 2022		25,554			1,289		72	[1],[6]	15,320		293	[2]	918	5,372		6,092		(2,657)		1,456	481	[3]	27	$ 2	2,263		2,728	$ 210
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		1,448			21		2	[6]	1,016					102				102					265		42
Other comprehensive income (loss)		879			62		3	[6]	503					219							219	[7]	2	2	90			90
Comprehensive income		2,327			83		5	[6]	1,519					321				102			219	[7]	267		132
Unit of issuance		763	[8],[9]		751	[8],[9]								12	[8],[9]	12	[8],[9]							0				(14)
Unit repurchases	[8]	(25)		$ (13)										(25)		(12)
Partnership distributions	[10]	(1,453)			(176)		(9)	[6]						(701)				(701)					(269)		(298)
Partnership preferred distributions		(63)	[10]		(9)	[10]							(47)	(38)	[10]			(38)	[10]						(16)	[10]
Acquisition of subsidiaries	[9]	9,522							9,522
Disposition of subsidiaries	[11]	(372)							(372)
Subsidiary distributions to non-controlling interest		(2,247)							(2,247)
Other items	[7],[8]	10			(405)		4	[6]	(81)					380		104		61		239	(24)		3		109
Ending balance at Dec. 31, 2023		34,016			1,533		72	[6],[12]	23,661	[13]	293		918	5,321		6,196		(3,246)		1,695	676	[14]	28	4	2,190		2,628	277
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		1,683			16		1	[12]	1,292	[13]				57				57					294		23
Other comprehensive income (loss)		261			28		1	[12]	87	[13]				102							102	[14]	1	1	42			42
Comprehensive income		1,944			44		2	[12]	1,379	[13]				159				57			102	[14]	295		65
Unit of issuance	[15]	11												11		11
Partnership distributions	[16]	(1,576)			(212)		(8)	[12]						(748)				(748)					(296)		(312)
Partnership preferred distributions		(68)	[16]		(12)	[16]							(52)	(40)	[16]			(40)	[16]						(16)	[16]
Acquisition of subsidiaries	[17]	493							493	[13]
Capital provided to non-controlling interest		(2,425)							(2,425)	[13]
Subsidiary distributions to non-controlling interest		(1,924)							(1,924)	[13]
Other items	[14],[15],[18]	(618)			2		(4)	[12]	(616)	[13]				1		3		(5)		3					(1)
Ending balance at Dec. 31, 2024		$ 29,853			$ 1,355		$ 62	[12]	$ 20,568	[13]	$ 293		$ 918	$ 4,704		$ 6,210		$ (3,982)		$ 1,698	$ 778	[14]	$ 27	$ 5	$ 1,926		$ 2,628	$ 319

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business.
[2]	Refer to Note 28, Partnership Capital.
[3]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[4]	Refer to Note 30, Distributions.
[5]	Refer to Note 7, Acquisition of Businesses
[6]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[7]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[8]	Refer to Note 28, Partnership Capital.
[9]	Refer to Note 7, Acquisition of Businesses
[10]	Refer to Note 30, Distributions.
[11]	Refer to Note 5, Disposition of Businesses.
[12]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[13]	$1.7 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.
[14]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[15]	Refer to Note 28, Partnership Capital.
[16]	Refer to Note 30, Distributions.
[17]	Refer to Note 7, Acquisition of Businesses.
[18]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 34, Related Party Transactions.